PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 76.9%
Asset-Backed Securities 0.8%
Automobiles 0.0%
CarMax Auto Owner Trust, Series 2020-04, Class A3	0.500%	08/15/25	1,183	$1,153,525
Home Equity Loans 0.6%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.004(c)	01/25/35	739	697,016
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	5.190(c)	12/25/33	150	141,958
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	4.263(c)	09/25/33	3,835	3,660,693
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	121	117,842
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.700(c)	04/25/33	546	503,995
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920(c)	03/25/34	254	247,046

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.700(c)	11/25/33	130	128,009
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	6.250(c)	06/25/43	146	148,783
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	11/25/33	524	513,745
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.870(c)	12/25/32	8	8,622
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	6.370(c)	02/25/33	236	224,260
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.340(c)	08/25/33	549	520,976

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	6.310%(c)	08/25/33	401	$388,024
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.100(c)	04/25/34	152	146,263

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.720(c)	09/25/34	94	73,715
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.820(c)	08/25/35	45	42,530
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.220(c)	08/25/35	105	101,540
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	6.295(c)	04/25/33	205	205,092
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	8.470(c)	04/25/33	79	79,987
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.040(c)	10/25/33	75	73,644
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920(c)	08/25/34	1,917	1,788,413

Morgan Stanley Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	09/25/33	497	488,962
New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	5.905(c)	05/25/34	1,999	1,909,672
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	5.880(c)	06/25/33	210	186,370
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.396(cc)	06/25/34	2,301	2,204,911
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.979(c)	12/25/33	14	12,834
				14,614,902

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	5.890%(c)	07/25/34	137	$134,537
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	6.820(c)	07/25/32	63	61,415
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	5.520(c)	05/25/32	175	170,664
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	5.680(c)	11/25/32	123	121,062
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	07/25/33	73	71,463
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770(c)	03/25/34	68	65,870

Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	19	18,127
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	5.740(c)	08/25/34	110	102,142
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	6.145(c)	07/25/33	445	427,923
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.040(c)	08/25/33	95	94,395
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	5.815(c)	06/25/34	1,388	1,322,657
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	5.875(c)	07/25/34	2,015	1,907,844
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.870(c)	02/25/34	113	110,683
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.670(c)	10/25/34	424	399,704

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920%(c)	05/25/34	322	$299,311
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.700(c)	01/25/33	62	59,894
				5,367,691

Total Asset-Backed Securities (cost $20,179,250)				21,136,118
Certificates of Deposit 2.3%
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.620(c)	12/11/23	25,000	25,066,424
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	5.350(c)	01/31/24	17,000	17,006,986
Standard Chartered Bank, SOFR + 0.420%	5.230(c)	07/28/23	16,000	16,003,917

Total Certificates of Deposit (cost $57,998,934)				58,077,327
Commercial Mortgage-Backed Securities 13.6%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	10,436	9,890,658
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.872% (Cap N/A, Floor 0.872%)	5.820(c)	03/15/37	22,479	20,073,428
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	509	507,913
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,790,679

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.018(c)	12/15/37	9,500	9,371,676
CD Mortgage Trust, Series 2016-CD2, Class A3	3.248	11/10/49	3,399	3,187,845
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4	3.462	09/15/48	12,159	11,807,046
Series 2016-P04, Class A2	2.450	07/10/49	7,270	6,914,760
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	6,699	6,526,597
Series 2014-UBS04, Class A4	3.420	08/10/47	5,875	5,695,420

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS05, Class A2	3.031%	09/10/47	117	$113,458
Series 2014-UBS05, Class A3	3.565	09/10/47	25,000	24,200,740
Series 2015-CR22, Class A4	3.048	03/10/48	26,945	25,695,779
Series 2015-CR26, Class A3	3.359	10/10/48	8,356	7,983,096

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.928(c)	05/15/36	24,938	24,746,202
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3	3.447	08/15/48	6,847	6,627,454
Series 2015-C03, Class A4	3.718	08/15/48	12,000	11,620,964

GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.682(c)	11/21/35	5,359	5,035,018
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	5,742	5,674,151
Series 2014-GC22, Class A4	3.587	06/10/47	4,400	4,305,481
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	6.040(c)	10/15/31	10,600	9,997,217
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	73	72,785
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,155	4,104,748
Series 2014-C24, Class A3	3.098	11/15/47	14,497	13,970,163
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,222,109
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	23,516,362
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.058(c)	07/05/33	19,358	17,663,985
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.000%)	6.198(c)	09/15/29	3,959	3,674,278
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	6,570	6,311,501
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,434,271
Series 2015-C26, Class A4	3.252	10/15/48	3,000	2,884,937
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	5,808	5,588,217
Series 2018-H03, Class A2	3.997	07/15/51	1,001	996,042

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.898(c)	01/15/36	11,900	11,349,463
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	12,731	12,695,057

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-C33, Class A3	3.162%	03/15/59	5,205	$4,914,477
Series 2016-LC24, Class A3	2.684	10/15/49	11,624	10,758,903

Total Commercial Mortgage-Backed Securities (cost $363,049,216)				348,922,880
Corporate Bonds 60.2%
Aerospace & Defense 0.2%
Raytheon Technologies Corp., Sr. Unsec’d. Notes	5.000	02/27/26	5,000	5,087,110
Agriculture 0.8%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	2,973,208
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,620,141
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	11,250	11,334,793
				20,928,142
Auto Manufacturers 5.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	4,000	4,041,892
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,119,629
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,684,859
Gtd. Notes, 144A, SOFR Index + 0.530%	5.370(c)	04/01/24	8,500	8,461,197
Gtd. Notes, 144A, SOFR Index + 0.840%	5.680(c)	04/01/25	6,450	6,404,262

Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	10,000	10,071,993
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	0.750	03/01/24	31,500	30,358,509
PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,688,813
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,913,482
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,544,753
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	5.560(c)	12/11/23	4,000	4,004,824

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950%	06/06/25	13,250	$12,961,953
				134,256,166
Banks 12.1%
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	5.272(c)	05/28/24	33,500	33,425,312
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	5.502(c)	03/08/24	20,000	19,952,174
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	13,995,499
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	5.737(c)	04/11/25	4,750	4,730,894

Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	17,053,852
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	5.137(c)	01/12/24	14,000	13,929,467
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.230(c)	02/02/24	5,000	4,825,000
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	25,179,352
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,454,542
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	23,517,341
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,081,701
National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,378,390
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.281(c)	03/22/25	15,000	15,008,837
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	4.750	09/22/25	21,000	20,806,762
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	20,000	19,747,340
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	9,185,486
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.148(c)	09/10/24	20,000	19,812,994

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Truist Bank, Sr. Unsec’d. Notes, SOFR + 0.200%	5.037%(c)	01/17/24	10,000	$9,865,167
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,802,043
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	5.066(c)	02/09/24	7,500	7,476,261

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	2,500	2,463,479
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	5.584(c)	05/15/23	175	174,983
				309,866,876
Beverages 2.6%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,996,715
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,866,805

Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	16,000	16,225,783
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	24,058,099
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,228,093
				65,375,495
Biotechnology 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/25	10,500	10,592,336
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750	09/29/23	4,500	4,417,097
				15,009,433
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,710,986
Chemicals 1.9%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	2,780	2,744,748

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Linde, Inc., Gtd. Notes	4.700%	12/05/25	23,500	$23,703,570
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	4,993,903
Sr. Unsec’d. Notes	5.950	11/07/25	7,000	7,216,012

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,444,717
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,787,058
				47,890,008
Commercial Services 0.3%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	7,326	7,167,845
Computers 1.9%
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	14,000	13,735,321
Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,773,608

International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	25,000	25,033,124
				49,542,053
Cosmetics/Personal Care 0.9%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,832,769
Kenvue, Inc., Gtd. Notes, 144A	5.350	03/22/26	6,250	6,417,321
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	9,825,131
				23,075,221
Diversified Financial Services 0.4%
American Express Co., Sr. Unsec’d. Notes	3.950	08/01/25	10,000	9,808,127

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 5.1%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	5.779%(c)	11/01/23	12,000	$11,982,721
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.369(c)	05/13/24	13,500	13,461,889
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,151,090
Duke Energy Corp., Sr. Unsec’d. Notes	5.000	12/08/25	10,500	10,570,717
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	6,498	6,324,883
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	4.963(c)	05/10/23	11,250	11,244,831
Sr. Unsec’d. Notes, SOFR Index + 0.380%	5.217(c)	01/12/24	5,000	4,973,621
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,687,772
Gtd. Notes	6.051	03/01/25	2,750	2,795,759

OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,719,803
Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	14,250	14,048,906
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,365,064
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	5,016,552
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,518,156
				129,861,764
Electronics 0.6%
Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	15,000	15,037,950
Entertainment 0.3%
Warnermedia Holdings, Inc., Gtd. Notes, 144A, SOFR Index + 1.780%	6.592(c)	03/15/24	7,500	7,519,107
Foods 1.8%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	6,000	5,735,346

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250%	09/15/25	14,000	$13,808,794
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,713,401
Gtd. Notes, 144A	4.000	09/12/25	16,750	16,654,149
				45,911,690
Forest Products & Paper 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,070,128
Healthcare-Products 1.1%
Baxter International, Inc., Sr. Unsec’d. Notes	0.868	12/01/23	19,237	18,708,108
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,625,136
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.530%	5.367(c)	10/18/24	5,000	4,994,166
				28,327,410
Healthcare-Services 0.6%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,481,975
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	4,077,991
				15,559,966
Household Products/Wares 0.4%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,000	11,359,379
Insurance 4.9%
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	19,971,551
Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,832,097
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,000	22,519,054

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A	2.900%	01/17/24	2,000	$1,969,318
Sec’d. Notes, 144A, MTN	3.600	08/05/25	22,500	21,919,549

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,755,726
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,158,894
Sec’d. Notes, 144A, SOFR + 0.450%	5.287(c)	04/12/24	2,750	2,743,558
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,506,579
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,480,116
				125,856,442
Internet 1.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	25,000	25,246,238
Iron/Steel 0.3%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,898,891
Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,745,278
Machinery-Diversified 1.3%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	11,000	10,747,310
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	19,250	19,545,812
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	5.037(c)	10/11/24	2,122	2,107,259
				32,400,381

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.0%
Comcast Corp., Gtd. Notes	5.250%	11/07/25	7,000	$7,142,421
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	20,000	19,675,253
				26,817,674
Mining 0.7%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	18,750	18,942,999
Oil & Gas 0.9%
Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,466,529
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,733,809
				22,200,338
Pharmaceuticals 2.1%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	21,500	20,563,774
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,538,000
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	13,235,659
				53,337,433
Pipelines 1.2%
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	4,376	4,323,140
Gtd. Notes	5.050	01/10/26	9,500	9,663,216

TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,514,435
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	9,000	9,188,928
				30,689,719

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.8%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	5.308%(c)	04/23/24	20,000	$19,918,092
Retail 2.0%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,748,186
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,687,508
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	5,000	4,862,444
Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,967,722

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,956,805
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	14,000	13,916,774
				52,139,439
Savings & Loans 0.9%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	24,037,545
Semiconductors 1.4%
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	9,000	8,580,145
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	27,540,704
				36,120,849
Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,680,727
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,781,778
				15,462,505

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 2.5%
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.950%	02/28/26	12,000	$11,657,841
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,682,915
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,981,528
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,545,828
Sr. Unsec’d. Notes, SOFR Index + 0.500%	5.331(c)	03/22/24	23,000	22,977,000
				62,845,112
Transportation 0.5%
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	12,500	12,638,519

Total Corporate Bonds (cost $1,560,755,614)				1,540,662,310

Total Long-Term Investments (cost $2,001,983,014)				1,968,798,635

Shares
Short-Term Investments 22.0%
Affiliated Mutual Fund 4.1%
PGIM Core Government Money Market Fund (cost $103,957,739)	103,957,739	103,957,739

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 5.3%
Banco Santander SA, SOFR + 0.800%	5.538%(c)	12/05/23	25,000	25,038,295
Bank of Nova Scotia, SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.530(c)	08/16/23	12,000	12,015,751
Credit Industriel et Commercial, SOFR + 0.420%	5.230(c)	10/18/23	12,500	12,505,218
Mizuho Bank Ltd., SOFR + 0.810%	5.610(c)	11/30/23	24,000	24,044,657
Natixis SA	5.000	09/27/23	15,000	14,965,276
Sumitomo Mitsui Banking Corp., SOFR + 0.850%	5.660(c)	11/30/23	25,000	25,053,001

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Swedbank AB, SOFR + 0.680%	5.480%(c)	03/20/24	10,000	$10,014,117
Toronto-Dominion Bank (The)	4.800	09/22/23	12,000	11,963,070

Total Certificates of Deposit (cost $135,500,000)				135,599,385
Commercial Paper 12.1%
Alexandria Real Estate Equities, Inc., 144A	5.190(n)	05/04/23	25,000	24,979,254
Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.610%	5.420(c)	09/28/23	25,000	25,031,190
Bank of Montreal, 144A, SOFR + 0.700%	5.510(c)	05/02/23	5,000	5,000,330
BAT International Finance PLC, 144A	5.052(n)	05/01/23	30,000	29,987,440
CDP Financial, Inc.,
144A	5.143(n)	07/03/23	5,000	4,953,030
144A, SOFR + 0.750%	5.550(c)	07/25/23	10,000	10,010,988

Centrica PLC, 144A	5.180(n)	05/04/23	30,000	29,974,855
Citigroup Global Markets, Inc., 144A, SOFR + 0.650%	5.450(c)	09/20/23	15,000	15,017,246
Enbridge, Inc.,
144A	5.181(n)	05/04/23	4,000	3,996,520
144A	5.214(n)	05/01/23	8,500	8,496,303

ERAC USA Finance LLC, 144A	5.003(n)	05/01/23	10,000	9,995,813
Glencore Funding LLC,
144A	5.235(n)	05/05/23	11,000	10,989,134
144A	5.242(n)	05/04/23	14,000	13,988,149

HCP, Inc., 144A	5.086(n)	05/03/23	15,000	14,989,471
Ingredion, Inc., 144A	5.026(n)	05/04/23	15,000	14,987,427
Mitsubishi Corp.,
144A	4.987(n)	05/04/23	2,500	2,497,968
144A	5.070(n)	06/05/23	2,500	2,486,790

Sempra Energy, 144A	5.217(n)	05/04/23	2,000	1,998,324
Societe Generale SA, 144A, SOFR + 0.820%	5.630(c)	12/11/23	25,000	25,045,030
Swedbank AB, SOFR + 0.670%	5.480(c)	06/30/23	15,000	15,012,344

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

UDR, Inc., 144A	5.303%(n)	05/04/23	7,000	$6,994,133
Ventas Realty LP,
144A	5.052(n)	05/01/23	18,000	17,992,464
144A	5.110(n)	05/02/23	7,000	6,996,091

Vulcan Materials Co., 144A	5.221(n)	05/09/23	10,000	9,984,053

Total Commercial Paper (cost $311,378,077)				311,404,347
Corporate Bonds 0.5%
Banks 0.0%
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	4.995%(c)	06/02/23	1,700	1,699,388
Electric 0.5%
Southern California Edison Co., First Mortgage, Series D	3.400%	06/01/23	12,500	12,467,621

Total Corporate Bonds (cost $14,194,776)				14,167,009

Total Short-Term Investments (cost $565,030,592)				565,128,480

TOTAL INVESTMENTS 98.9% (cost $2,567,013,606)				2,533,927,115
Other assets in excess of liabilities(z) 1.1%				27,369,817

Net Assets 100.0%				$2,561,296,932

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BSBY	Bloomberg Short-Term Bank Yield Index
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at April 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)/ 4.830%	$(3,959,253)	$692,831	$4,652,084
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)/ 4.830%	—	4,005,377	4,005,377
27,000	09/23/23	4.220%(T)	1 Day SOFR(1)(T)/ 4.810%	21,046	93,176	72,130
70,000	11/26/23	2.447%(A)	1 Day SOFR(1)(A)/ 4.810%	—	1,674,669	1,674,669
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)/ 4.810%	—	444,052	444,052
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)/ 4.830%	24,122	915,879	891,757
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)/ 4.830%	58,857	2,176,603	2,117,746
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)/ 4.810%	—	689,577	689,577
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)/ 4.830%	—	547,840	547,840
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)/ 4.830%	—	774,980	774,980
25,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)/ 4.810%	150,637	634,400	483,763
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)/ 4.830%	—	133,115	133,115

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Interest rate swap agreements outstanding at April 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)/ 4.810%	$(2,320)	$719,978	$722,298
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/ 4.810%	(14,235)	2,515,022	2,529,257
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/ 4.830%	—	903,204	903,204
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/ 4.830%	—	1,622,228	1,622,228
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/ 4.810%	—	1,993,312	1,993,312
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/ 4.810%	927,702	3,519,143	2,591,441
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)/ 4.810%	—	233,550	233,550
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)/ 4.830%	—	1,166,819	1,166,819
1,000	09/01/24	2.500%(A)	1 Day SOFR(1)(A)/ 4.810%	248	36,545	36,297
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)/ 4.810%	(293)	588,932	589,225
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)/ 4.810%	—	609,603	609,603
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)/ 4.830%	(1,383)	2,102,965	2,104,348
17,000	03/21/25	1.998%(A)	1 Day SOFR(1)(A)/ 4.810%	—	713,612	713,612
29,460	03/30/25	2.418%(A)	1 Day SOFR(1)(A)/ 4.810%	171,225	984,544	813,319
2,750	04/24/25	4.557%(A)	1 Day SOFR(1)(A)/ 4.810%	7,844	(24,607)	(32,451)
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/ 4.810%	105,148	1,166,953	1,061,805
7,300	06/29/25	3.083%(A)	1 Day SOFR(1)(A)/ 4.810%	153,014	164,897	11,883
88,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/ 4.810%	(646,552)	1,998,288	2,644,840
53,000	08/17/25	2.957%(A)	1 Day SOFR(1)(A)/ 4.810%	116,009	1,474,564	1,358,555
145,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 4.810%	1,113,438	2,152,481	1,039,043

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Interest rate swap agreements outstanding at April 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
37,850	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 4.810%	$55,674	$(12,148)	$(67,822)
15,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 4.810%	(11,542)	(187,339)	(175,797)
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 4.810%	—	(111,711)	(111,711)
100,250	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 4.810%	60,366	(355,655)	(416,021)
19,000	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 4.810%	3,634	43,763	40,129
40,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 4.810%	—	(18,196)	(18,196)
23,750	02/27/26	4.345%(A)	1 Day USOIS(1)(A)/ 4.830%	—	(376,266)	(376,266)
27,250	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 4.810%	36,145	(510,249)	(546,394)
19,200	04/06/26	3.789%(A)	1 Day SOFR(1)(A)/ 4.810%	—	(34,190)	(34,190)
				$(1,630,469)	$35,862,541	$37,493,010

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).